Offsets	Feb. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CS Disco, Inc.
Form or Filing Type	S-8
File Number	333-266199
Initial Filing Date	Jul. 18, 2022
Fee Offset Claimed	$ 1,386.96
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.005 per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,366,966
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 139,742,912.00
Termination / Withdrawal Statement	The Registrant previously filed a registration statement on Form S-8 (No. 333-266199) on July 18, 2022 (the "Prior Registration Statement"), which registered up to 4,366,966 shares of Common Stock of the Registrant with a proposed maximum aggregate offering price of $139,742,912.00, issuable upon the vesting and exercise of a performance stock option award (the "Performance Award"). No securities were issued under the Prior Registration Statement and the Performance Award was cancelled effective September 10, 2023. Pursuant to Rule 457(p), the Registrant is offsetting $1,386.96 of the fees associated with this Registration Statement from the filing fee previously paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CS Disco, Inc.
Form or Filing Type	S-8
File Number	333-266199
Filing Date	Jul. 18, 2022
Fee Paid with Fee Offset Source	$ 1,386.96
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statement was $12,954.17. The Registrant previously filed (i) an additional registration statement on Form S-8 (No. 333-277283) on February 22, 2024 (the "2024 Registration Statement") and (ii) an additional registration statement on Form S-8 (No. 333-285099) on February 20, 2025 (the "2025 Registration Statement"). Pursuant to Rule 457(p) under the Securities Act, the Registrant offset the total registration fees due under the 2024 Registration Statement and the 2025 Registration Statement of $3,853.50 and $2,801.34, respectively, from the fees previously paid in connection with the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $1,386.96 from the fees previously paid in connection with the Prior Registration Statement, with $4,912.37 remaining to be applied to future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.